Note 13 - Trade Receivables, Other Current Receivables, and Prepayments - Trade Receivables, Prepayments and Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total gross trade receivables		$ 46,661	$ 36,452
Allowance for expected credit losses		(2,796)	(7,643)
Trade receivables net of loss allowance		43,864	28,809
Value added tax		1,525	1,218
Unsettled trades (Note 14)		15,462	856
Other		1,551	4,600
Total other current receivables		18,538	11,674
Prepaid equipment		1,073	0
Prepaid corporate income taxes		4,485	2,448
Other prepaid expenses		3,635	6,613
Total prepayments		9,192	9,061
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Receivable due from OPay	[1]	0	5,000
Third party receivables [member]
Statement Line Items [Line Items]
Total gross trade receivables		44,510	34,927
Associates and joint ventures [member]
Statement Line Items [Line Items]
Total gross trade receivables		734	893
Other related parties [member]
Statement Line Items [Line Items]
Total gross trade receivables		$ 1,417	$ 632

[1]	The receivable due from OPay is the consideration for the sale of Blue Ridge Microfinance Bank. See Note 26 additional information.